Short-term Loan	12 Months Ended
Dec. 31, 2015
Short-term Loan
Short-term Loan

13.Short-term Loan

As of December 31, 2014, the short-term loan balances represent short-term loan arrangements with the JPMorgan Chase & Co and the Hong Kong and Shanghai Banking Corporation (“HSBC”). The commitment of the loan from JPMorgan Chase & Co amounted to RMB550.7 million (US$90.0 million), with a fixed interest rate of 0.96% per annum and a maturity term of twelve months. The loan was secured by RMB deposits of the Group in an onshore branch of this bank in the amount of RMB614.2 million, which was recognized as a short-term investment (see Note 6). The commitments of the loans from HSBC were RMB673.1 million (US$110.0 million), RMB550.7 million (US$90.0 million), and RMB275.4 million (US$45.0 million), with a fixed interest rate of 1.15%, 1.15%, and 0.96% per annum and a maturity term of twelve months, twelve months, and three months, respectively.

As of December 31, 2015, the short-term loan balances represent short-term loan arrangements with HSBC. The commitments of the loans from HSBC were RMB714.3 million (US$110.0 million), RMB584.4 million (US$90.0 million), and RMB974.0 million (US$150.0 million), with a fixed interest rate of 1.00%, 0.96%, and 0.93% per annum, respectively, and all with a maturity term of three months. As of December 31, 2015, the loans were secured by RMB deposits of the Group in an onshore branch of this bank in the amount of RMB2,427.6 million (US$374.8 million), which was recognized as restricted cash (see Note 2(f)).